Goodwill - Goodwill by Cash Generating Unit (Details) - Goodwill - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 237.4	$ 176.5
Capital Markets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	26.3
OTCex
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		$ 13.0
Breakeven terminal value growth rate		(53.10%)
Volcap Trading Partners Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		$ 7.8
Breakeven terminal value growth rate		0.40%
Cowen's Prime Services and Outsourced Trading Business
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		$ 5.5
Breakeven terminal value growth rate		0.60%
Agriculture
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 15.0	$ 11.4
Breakeven terminal value growth rate	(0.90%)
Rosenthal Collins Group
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		$ 10.5
Breakeven terminal value growth rate		(9.40%)
Agriculture Adjustment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		$ 3.6
USA Clearing Adjustment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		6.9
USA Clearing
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 6.9
UK Clearing
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	3.3
ProTrader
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		3.3
I.L.S. Brokers Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 3.1	3.1
Breakeven terminal value growth rate	(12.40%)
X-Change Financial Access LLC
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 6.1	$ 6.1
Breakeven terminal value growth rate	(3.70%)	(3.80%)
Energy
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 90.1	$ 86.3
Breakeven terminal value growth rate		(19.40%)
Dropet
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		$ 1.8
Marex Spectron Europe Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		2.0
CSC Commodities UK Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 20.6	$ 20.6
Breakeven terminal value growth rate	(4.90%)	(49.20%)
Physical Metals
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 4.6
Breakeven terminal value growth rate	(1.30%)
Recycled Metals
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		$ 4.6
Arfinco S.A.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 0.5	$ 0.5
Breakeven terminal value growth rate	1.80%	0.90%
Cash Generating Units 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 176.5
Cash Generating Units 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		$ 176.5
Aarna Capital Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 31.7
Breakeven terminal value growth rate	(31.00%)
Physical Metals
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 2.9
Hamilton Court
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 8.8
Breakeven terminal value growth rate	(42.50%)
Agrinvest
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 12.6
Breakeven terminal value growth rate	1.30%
Winterflood
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 4.6
Foreign currency translation adjustment (CTA)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 0.3